TAXATION - Difference Between the Income Tax Expense and the Expected Income Taxes Based on the Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Expected income tax recovery	$ (9,609)	$ (36,147)
Difference in foreign tax rates	(6,030)	(4,311)
State taxes	6,576	13,802
Foreign exchange gain or loss	370	146
Impairment loss	1,327	24,769
Translation adjustment	(226)	669
Unrealized change in fair value of financial liabilities	(4,835)	(13,248)
Acquisition costs	872	147
Interest income inclusion	6,465	4,244
Non-deductible expenses	46,262	58,423
Amortization of debt premium	(815)	(815)
Restricted Stock	731
Accrued tax penalties and interest	9,762
Change in effective tax rate	(1,627)
Prior year adjustment	(2,201)	(2,877)
Valuation allowance	1,235	232
Other	(867)	(285)
Total income tax expense :	$ 47,391	$ 44,749